Statement of Financial Position (Unaudited) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 1	$ 1	$ 1
Total current assets	1	1	1
Total assets	1	1	1
Members’ Equity
Members’ capital	1	1	1
Accumulated deficit	(30,646)	(28,046)	(4,000)
Total Members’ Equity (Deficit)	(30,645)	(28,045)	(3,999)
Current Liabilities
Payables	30,646	28,046	4,000
Total current liabilities	30,646	28,046	4,000
Total liabilities	30,646	28,046	4,000
Total liabilities and members’ equity	$ 1	$ 1	$ 1